Details to the consolidated statements of cash flows (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement [line items]
Net cash flows	$ (59)	$ 0	$ (880)	$ (209)
Acquisitions
Statement [line items]
Net assets recognized as a result of acquistions of businesses	(107)	0	(1,086)	(229)
Fair value of previously held equity interests	24	20	24	20
Contingent consideration payables, net	31		212	0
Payments, deferred consideration and other adjustments, net	12		(13)	(2)
Net cash flows	(40)	0	(863)	(211)
Divestments
Statement [line items]
Net cash flows	(19)	$ 0	(17)	$ 2
Non-current assets divested	113		118
Current assets divested	36		65
Cash and cash equivalents in subsidiary or businesses acquired or disposed	20		29
Deferred sale price and other adjustments	0		25
Other net cash inflows from divestments	1		3
Cash outflows due to derecognized cash and cash equivalents	20		20
Non-current and current liabilities divested	43		43
Net identifiable assets of divested business	$ 106		$ 140